Pension and Post-retirement Plans - Weighted Average Assumptions Used to Determine End of Period Benefit Obligations (Details) - Post-retirement healthcare obligations	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.40%	1.10%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.29%	1.88%
Current health care trend rate	6.00%	5.50%
Ultimate health care trend rate	4.00%	4.50%
Year rate reaches ultimate trend rate	2023	2022
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.10%	2.60%
Current health care trend rate	7.25%	6.00%
Ultimate health care trend rate	4.50%	5.00%
Year rate reaches ultimate trend rate	2041	2023